36. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments And Risk Management [Abstract]
Schedule of consolidated derivative financial instruments

The consolidated derivative financial instruments are presented below:

		2020		2019
	Assets	Liabilities	Assets	Liabilities

Derivatives financial instruments	340,660	(36,166)	46,511	(4,405)
Other derivatives	161,429	-	-	-
	502,089	(36,166)	46,511	(4,405)

Current installment	262,666	(7,273)	16,602	(858)
Non-current installment	239,423	(28,893)	29,909	(3,547)

Schedule of long term maturities of financial derivative instruments

The long-term derivative financial instruments consolidated on December 31, 2020 are due in accordance with the following schedule:

	Assets	Liabilities

2022	27,173	(28,893)
2023	13,587	-
2024 onwards	198,663	-
	239,423	(28,893)

Schedule of consolidated financial assets and liabilities valued at fair value

Consolidated financial instruments measured at fair value:

	2020
	Level 1	Level 2	TOTAL

Total assets	2,077,499	502,089	2,579,588

Financial assets at fair value	2,077,499	502,089	2,579,588

Derivative financial instruments	-	340,660	340,660
Other derivatives	-	161,429	161,429
Marketable securities	2,077,499	-	2,077,499

Total liabilities	-	36,166	36,166

Financial liabilities at fair value through profit or loss	-	36,166	36,166

Derivatives used for hedging	-	36,166	36,166

	December 2019
	Level 1	Level 2	TOTAL

Total assets	658,328	46,511	704,839

Financial assets at fair value	658,328	46,511	704,839

Derivative financial instruments	-	46,511	46,511
Marketable securities	658,328	-	658,328

Total liabilities	-	4,405	4,405

Financial liabilities at fair value through profit or loss	-	4,405	4,405

Derivatives financial instruments	-	4,405	4,405

Schedule of financial instruments by category

December 31, 2020

	Measured at amortized cost	Fair value through profit or loss	Total

Asset, according to the balance sheet	6,756,810	2,579,587	9,336,397

Derivative financial instruments	-	340,660	502,089
Other derivatives		161,429
Trade accounts receivable and other accounts receivable excluding prepayments	3,180,661	-	3,180,661
Marketable securities	-	2,077,498	2,077,498
Cash and cash equivalents	2,575,290	-	2,575,290
Leases	162,198	-	162,198
Judicial deposits	794,755	-	794,755
Regulatory credits recoverable	43,906	-	43,906

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, according to the balance sheet	14,391,175	36,166	14,427,341

Loans and financing	2,345,032	-	2,345,032
Derivative financial instruments	-	36,166	36,166
Suppliers and other obligations, excluding legal obligations	3,128,732	-	3,128,732
Leases	8,378,835	-	8,378,835
Dividends and interest on shareholders’ equity payable	538,576	-	538,576

December 31, 2019

	Measured at amortized cost	Fair value through profit or loss	Total

Asset, according to the balance sheet	6,769,032	704,839	7,473,871

Derivative financial instruments	-	46,511	46,511
Trade accounts receivable and other accounts receivable excluding prepayments	3,287,855	-	3,287,855
Marketable securities	-	658,328	658,328
Cash and cash equivalents	2,284,810	-	2,284,810
Leases	156,378	-	156,378
Judicial deposits	1,006,899	-	1,006,899
Regulatory credits recoverable	33,090	-	33,090
	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, according to the balance sheet	14,330,543	4,405	14,334,948

Loans and financing	2,029,088	-	2,029,088
Derivative financial instruments	-	4,405	4,405
Suppliers and other obligations, excluding legal obligations	3,923,035	-	3,923,035
Leases	7,780,870	-	7,780,870
Dividends payable	597,550		597,550

Schedule of derivative financial instruments outstanding

The operations with derivative financial instruments contracted by the company and in force on December 31, 2020 and December 31, 2019 are shown in the following table:

December 31, 2020

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x CDI	KFW/ Finnvera	JP Morgan and Bank of America	351,233	351,233	100%	LIBOR 6M + 0.75% p.a.	85.25% CDI
EUR	PRE x DI	Bank of America	Bank of America	570,878	570,878	100%	0.33% p.a.	108.05% CDI
USD	PRE x DI	The Bank of Nova Scotia.	Scotiabank	1,031,526	1,031,526	100%	1.72% p.a.	134.43% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	399,725	399,725	100%	3.32% p.a.	155% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2019

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	Type of SWAP	Debt	SWAP	Total Debt	Total swap (Long position)¹		Long position	Short position
USD	LIBOR x CDI	KFW/ Finnvera	JP Morgan and BOFA	330,217	330,217	100%	LIBOR 6M + 0.75% p.a.	85.50% CDI
USD	PRE x DI	CISCO	Santander and JP Morgan	40,366	40,366	100%	2.50% p.a.	84.50% CDI

Schedule of sensitivity analysis of derivative financial instrument

Our assumptions basically observed the individual effect of the CDI, USD, EUR and Libor variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

CDI Sensitivity Scenario

Description	December 2020	Probable scenario	Possible scenario	Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,367,461	2,367,461
A) ∆ Accumulated variation in debt			-	-
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,367,461	2,367,461
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,049,955	2,037,686
Income (loss) from swap	304,887	304,887	317,506	329,775
B) ∆ Accumulated variation in swap			12,619	24,888
C) Final result (B-A)			12,619	24,888

USD sensitivity scenario

Description	December 2020		Probable scenario	Possible scenario		Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461		2,367,461	2,816,847		3,266,23
A) ∆ Accumulated variation in debt				449,386		898,772
Fair value of the long position of swap (+)	2,367,461		2,367,461	2,816,847		3,266,233
Fair value of the short position of swap (-)	2,062,574		2,062,574	2,062,574		2,062,574
Income (loss) from swap	304,887	304,887		754,273	1,203,659
B) ∆ Accumulated variation in swap				449,386		898,772
C) Final result (B-A)				-		-

EUR sensitivity scenario

Description	December 2020	Probable scenario	Possible scenario	Remote scenario

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,509,940	2,652,419
A) ∆ Accumulated variation in debt			142,479	284,958
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,509,940	2,652,419
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,062,574	2,062,574
Income (loss) from swap	304,887	304,887	447,366	589,845
B) ∆ Accumulated variation in swap			142,479	284,958
C) Final result (B-A)			-	-

Scenario sensitivity to Libor

Description	December 2020	Probable scenario	Scenario Possible	Scenario Remote

Fair value in USD and EUR (KFW Finnvera, Scotia, BofA and BNP)	2,367,461	2,367,461	2,368,026	2,368,591
A) ∆ Accumulated variation in debt			565	1,130
Fair value of the long position of swap (+)	2,367,461	2,367,461	2,368,026	2,368,591
Fair value of the short position of swap (-)	2,062,574	2,062,574	2,062,574	2,062,574
Income (loss) from swap	304,887	304,887	305,452	306,017
B) ∆ Accumulated variation in swap			565	1,130
C) Final result (B-A)			-	-

Schedule of risk variable of derivative financial instruments

Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	2.38%	2.85%
USD	5.1967	5.1967	5.1967
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.2666%	0.2666%

Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	6.4959	7.7951
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.2666%	0.2666%

Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	5.1967	5.1967
EUR	6.3779	7.9725	9.5669
Libor	0.2666%	0.2666%	0.2666%

Risk variable	Probable scenario	Possible scenario	Remote scenario

CDI	1.90%	1.90%	1.90%
USD	5.1967	5.1967	5.1967
EUR	6.3779	6.3779	6.3779
Libor	0.2666%	0.3333%	0.3999%

Schedule of position showing gains and losses with derivatives

The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

2020
Net income (loss) from derivative operations	290,856
Income (loss) from operations with other derivatives	155,165

Schedule of capital management

The financial leverage ratios on December 31, 2020 and 2019 can be summarized as follows:

	2020	2019
Total loans and derivatives (notes 19 and 36)	1,879,109	1,986,982
Lease - Liabilities (note 15)	8,378,835	7,780,870
Lease - Assets (note 15)	(162,198)	(156,378)
Less: Cash and cash equivalents (note 4)	(2,575,290)	(2,284,810)
FIC (note 5)	(2,070,438)	(654,479)
Net debt	5,450,018	6,672,185
Other derivatives (note 36)	161,429	-
Adjusted net debt	5,611,447	6,672,185

EBITDA (1)	8,330,038	9,643,838

Leverage ratio	0.65	0.69

(1) Reconciliation to the directly comparable GAAP measure

Net income	1,828,254	3,622,127
Depreciation and amortization	5,527,012	5,128,981
Financial Income (Expenses)	810,622	(21,210)
Income tax and social contribution	164,150	913,940
EBITDA (1)	8,330,038	9,643,838

(1) EBITDA: Presentation of earnings before interest, income tax, depreciation and amortization (“EBITDA”) as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. EBITDA is calculated by adding back financial Income (Expenses), income taxes, depreciation and amortization expense to net income.

Schedule of changes in liabilities arising from financing activities

The financial leverage ratios on December 31, 2020 and 2019 can be summarized as follows:

	2020	2019
Total loans and derivatives (notes 19 and 36)	1,879,109	1,986,982
Lease - Liabilities (note 15)	8,378,835	7,780,870
Lease - Assets (note 15)	(162,198)	(156,378)
Less: Cash and cash equivalents (note 4)	(2,575,290)	(2,284,810)
FIC (note 5)	(2,070,438)	(654,479)
Net debt	5,450,018	6,672,185
Other derivatives (note 36)	161,429	-
Adjusted net debt	5,611,447	6,672,185

EBITDA (1) (last 12 months) – Normalized	8,330,038	9,643,838

Leverage ratio – unaudited	0.65	0.69

(1) Reconciliation, net income for the year:

Adjusted net income for the year	1,828,254	3,622,127
Depreciation and amortization	5,527,012	5,128,981
Finance Income (Costs), Net	810,622	(21,210)
Income tax and social contribution	164,150	913,940
(EBITDA) (1)	8,330,038	9,643,838

(1) EBITDA: Earnings before interest, tax, depreciation and amortization (it is not an accounting metric)